Premises and equipment - Premises and Equipment and Related Accumulated Depreciation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease	$ 1,588	$ 0
Premises and equipment and finance lease, gross	206,881	144,761
Less: accumulated depreciation and amortization	(61,766)	(54,630)
Total Premises and Equipment	145,115	90,131
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	33,151	26,283
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	108,579	65,569
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	26,729	23,545
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	18,429	12,989
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	16,904	15,575
Construction in process
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,501	$ 800